Document and Entity Information	Mar. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Mar. 03, 2017
Document Effective Date	Mar. 03, 2017
Prospectus Date	Feb. 28, 2016
HSBC EMERGING MARKETS DEBT FUND | Class A
Risk/Return:
Trading Symbol	HCGAX
HSBC EMERGING MARKETS DEBT FUND | Class I
Risk/Return:
Trading Symbol	HCGIX
HSBC EMERGING MARKETS DEBT FUND | Class S
Risk/Return:
Trading Symbol	HCGSX
HSBC Emerging Markets Local Debt Fund | A Shares
Risk/Return:
Trading Symbol	HBMAX
HSBC Emerging Markets Local Debt Fund | I Shares
Risk/Return:
Trading Symbol	HBMIX
HSBC Emerging Markets Local Debt Fund | S Shares
Risk/Return:
Trading Symbol	HBMSX